Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes.
Schedule of components of the income tax provision

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current income tax	1,551,288	561,041	31,037	4,437
Deferred income tax	—	(15,330)	(217,233)	(31,051)
Total income tax expenses (benefit)	1,551,288	545,711	(186,196)	(26,614)

Schedule of reconciliation of China statutory rates to the Group's effective tax rate

	For the years ended December 31,
	2023	2024	2025
Statutory rate in the PRC	25.0%	25.0%	25.0%
Effect of the PRC preferential tax rate	(10.3)%	(11.9)%	(24.2)%
R&D additional deduction	(0.8)%	(1.5)%	2.8%
Reversal due to tax period difference	0.0%	(14.3)%	(1.4)%
Changes in valuation allowance	0.0%	1.1%	0.0%
Non-deductible expenses*	0.1%	10.5%	(0.5)%
Effective tax rate	14.0%	8.9%	1.7%
*	Non-deductible expenses mainly represent expenditures not deductible for PRC tax purposes.

Schedule of deferred tax assets

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Allowance of expected credit loss	15,330	133,185	19,037
Net operating losses	—	254,990	36,447
Less: valuation allowance	—	(155,612)	(22,242)
Deferred tax assets, net	15,330	232,563	33,242

Schedule of taxes payable

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Income tax payable	1,613,840	1,452,052	207,552
Value-added tax payable	359,420	57,082	8,159
Total taxes payable	1,973,260	1,509,134	215,711